UMB SCOUT FUNDS

BOND FUND
(UMBBX)

SEMIANNUAL REPORT   DECEMBER 31, 1999



A no-load mutual fund with primary emphasis on maximum current income, consistent with its quality and maturity standards.


TO THE SHAREHOLDERS

The UMB Scout Bond Fund closed the quarter ended December
31, 1999 at $10.74 per share and had a total return (price change and reinvested distributions) of 0.13% for the quarter.

The final quarter of 1999 saw interest rates move to their highest levels in more than two years as both the economy and equity markets continued to display amazing strength. While measured inflation (reported as the CPI) was holding steady at reasonable levels, the Federal Open Market Committee (FOMC) increased the Fed Funds rate to 5.50% on November 16, largely in response to exceptionally strong economic releases. Rates moved sharply higher in late December, as the stock markets surged to new highs almost daily, fueling concern that the FOMC might further tighten rates to cool the "wealth effect" from stocks. Many strategists believe the wealth created by lofty stock values is the primary factor driving spending and therefore, the overall economy. Bond market participants had already discounted the Fed Funds increase to 5.50%. Then, due to December's strength, the debate moved quickly from whether or not another increase could be expected - to how much the increase would be when it happened.

The 30-year treasury began the fourth quarter at 6.05% and ended at 6.48%. By year-end, most strategists were forecasting another 50-basis-point increase in Fed Funds by mid-2000.

While Y2K concerns impinged liquidity during the last weeks of the year, the agency and corporate sectors did see a narrowing of their spread differential versus treasuries.
Relative yields for agencies and corporates moved from the highest levels in more than five years to more average trading ranges. This change, coupled with our holdings of Governmental National Mortgage Association (GNMA) pools, helped us outperform our index for the quarter. The Fund's fourth quarter performance helped us finish the year well ahead of our peer average. Given the inherent event risk present in the sector, we continue to believe that high-quality corporate bonds appear somewhat over-priced versus values in the agency sector. As has been the case for several quarters, we will focus new purchases more heavily in the U.S. Agency sector.

We continue to avoid the higher-risk sectors of the corporate market, such as financial companies and BBB-rated companies. We enhance yield by replacing those sectors with greater exposure to GNMA issues and callable agency issues, thereby capturing higher yields without exposing the fund to additional credit risk. We continue to believe that the Fund is an outstanding choice for investors seeking a relatively stable, fixed-income return, while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk.

We appreciate your continued participation in the UMB Scout
Bond Fund as part of your investment portfolio. We welcome your comments and questions.

Sincerely,



/s/George W. Root

George W. Root

UMB Investment Advisors

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.

CHART - HYPOTHETICAL GROWTH OF $10,000

CHART - COMPARATIVE RATES OF RETURN

UMB Scout Bond Fund (UMBBX)
as of December 31, 1999

                          1 Year   3 Years   5 Years   10 Years
UMB Scout Bond Fund        0.19%    4.81%     6.34%      6.41%
Lipper Intermed. Inv.
  Grade Fund Index*       -0.98%    4.99%     6.90%      6.97%
Lehman Bros.
  Govt./Corp. Intermed.*   0.39%    5.50%     7.10%      7.26%

Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

*Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

CHART - FUND DIVERSIFICATION

CHART - TAXABLE YIELD CURVES

CHART - HISTORICAL PER-SHARE RECORD

UMB Scout Bond Fund (UMBBX)
                      Income &                 Cumulative*
             Net     Short-Term   Long-Term    Value Per
            Asset      Gains        Gains      Share Plus
            Value   Distribution Distribution Distributions
12/31/82    $10.05     $0.03      $    -        $10.08
12/31/83      9.59      0.94           -         10.56
12/31/84     10.37      0.45           -         11.79
12/31/85     10.94      0.98        0.02         13.36
12/31/86     11.37      0.83        0.03         14.64
12/31/87     10.42      1.25        0.01         14.95
12/31/88     10.19      0.81        0.03         15.56
12/31/89     10.50      0.82           -         16.69
12/31/90     10.54      0.79           -         17.52
12/31/91     11.19      0.71           -         18.88
12/31/92     11.20      0.71           -         19.60
12/31/93     11.44      0.64        0.04         20.52
12/31/94     10.46      0.63           -         20.17
12/31/95     11.26      0.63        0.01         21.60
12/31/96     11.02      0.62           -         21.99
12/31/97     11.17      0.63           -         22.76
12/31/98     11.33      0.62           -         23.54
12/31/99     10.74      0.61           -         23.56

*Does not assume any compounding of reinvested distributions.

Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (UNAUDITED)

Statement of Net Assets

   FACE                                                                                  MARKET
  AMOUNT    DESCRIPTION                                                                   VALUE
CORPORATE BONDS - 40.92%
$  500,000  Alabama Power Company, 5.49%, due November 1, 2005                        $   460,540
 1,000,000  Alabama Power Company, Senior Note, 6.25%, due September 30, 2010             932,900
   500,000  Atlantic Richfield Company, Note, 5.55%, due April 15, 2003                   485,435
   500,000  Albertson's Incorporated, Notes, 6.38%, due June 1, 2000                      501,490
   500,000  Amoco Canada Petroleum Co., Notes, 7.25%, due December 1, 2002                510,630
   500,000  Baltimore Gas & Electric Company, 1st & Refunding Mortgage,
               6.50%, due February 15, 2003                                               497,030
   500,000  BellSouth Telecommunications Incorporated, Notes,
               6.25%, due May 15, 2003                                                    495,090
   500,000  BellSouth Telecommunications Incorporated, Notes,
               6.38%, due June 15, 2004                                                   494,040
   500,000  Carolina Power & Light Company, 1st Mortgage,
               5.88%, due January 15, 2004                                                482,965
   500,000  Consolidated Edison Company New York Inc.,
               6.63%, due February 1, 2002                                                500,970
   500,000  Cooper Industries Incorporated, Medium-Term Notes,
               5.88%, due February 20, 2003                                               489,800
 1,000,000  Dillard Department Stores Incorporated, Notes,
               6.88%, due June 1, 2005                                                    957,940
   500,000  Duke Power Company, 1st & Refunding Mortgage,
               7.00%, due June 1, 2000                                                    503,430
   500,000  Duke Power Company, 1st & Refunding Mortgage,
               5.88%, due June 1, 2001                                                    495,990
   500,000  duPont (E.I.) de Nemours & Company, Notes,
               6.75%, due October 15, 2002                                                506,035
   500,000  Emerson Electric Company, Notes, 6.30%, due November 1, 2005                  488,840
   500,000  Englehard Corporation, Senior Notes, 7.00%, due August 1, 2001                502,650
   500,000  General Mills Incorporated, Medium-Term Notes,
               5.98%, due July 9, 2001                                                    498,250
   500,000  General Mills Incorporated, Medium-Term Notes,
               7.50%, due June 5, 2000                                                    504,480
   500,000  GTE California Incorporated, Debentures, Series A,
               5.63%, due February 1, 2001                                                495,710
   500,000  GTE Southwest Incorporated, Debentures,
               6.00%, due January 15, 2006                                                478,170
   500,000  GTE Southwest Incorporated, Debentures,
               6.00%, due February 15, 2008                                               468,745
   500,000  Honeywell Incorporated, Bond, 6.75%, due March 15, 2002                       501,995
   500,000  International Business Machines Corporation, Notes,
               7.25%, due November 1, 2002                                                512,980
   500,000  International Business Machines Corporation, Notes,
               6.38%, due June 15, 2000                                                   502,395
   500,000  Kansas City Power & Light Company, Medium-Term Notes,
               6.50%, due January 2, 2001                                                 502,455
 1,000,000  May Department Stores Incorporated, 6.88%, due November 1, 2005             1,000,340
   250,000  McDonald's Corporation, Series C, Medium-Term Notes,
               8.75%, due November 15, 2000                                               257,858
   750,000  Monongahela Power Company, 1st Mortgage, 5.63%, due April 1, 2000             748,913
   500,000  Monongahela Power Company, 1st Mortgage, 7.38%, due July 1, 2002              509,380
 1,000,000  New York Telephone Company, Notes, 5.88%, due September 1, 2003               973,900
   500,000  Newell Company, Medium-Term Notes, 6.18%, due July 11, 2000                   499,420
   500,000  Northwest Natural Gas Company, Secured Medium-Term Notes,
               5.98%, due December 15, 2000                                               499,480
   500,000  Oneok, Inc., 7.75%, due August 15, 2006                                       500,860
   500,000  Pacific Bell Telephone Company, Notes, 7.25%, due July 1, 2002                509,080
   500,000  Pacificorp, Notes, 5.65%, due November 1, 2006                                444,870
   500,000  Pacific Gas & Electric Company, 1st Mortgage,
               6.25%, due March 1, 2004                                                   490,810
 1,000,000  Public Service Company of Oklahoma, Medium-Term Notes,
               6.02%, due March 1, 2001                                                   998,070
   500,000  Sara Lee Corporation, Series C, Medium-Term Notes,
               6.45%, due September 26, 2005                                              489,680
   500,000  Southwestern Bell Telephone Company, Medium-Term Notes,
               6.13%, due March 12, 2001                                                  501,035
   500,000  Southwestern Bell Telephone Company, Medium-Term Notes,
               5.77%, due October 14, 2003                                                485,400
   500,000  Stanley Works, Medium-Term Notes, 5.75%, due March 1, 2004                    479,930
   500,000  Sysco Corporation, Notes, 7.00%, due May 1, 2006                              497,145
   500,000  Texaco Capital Incorporated, Medium-Term Notes,
               8.24%, due October 15, 2001                                                516,530
   250,000  Texaco Capital Incorporated, Medium-Term Notes,
               5.70%, due December 1, 2008                                                229,905
 1,000,000  Texas Instruments Incorporated, Unsecured Note,
               6.13%, due February 1, 2006                                                931,220
   500,000  Tribune Company, Medium-Term Notes, 5.30%, due April 17, 2000                 497,920
   500,000  Tribune Company, Medium-Term Notes, 5.75%, due September 15, 2003             483,720
   500,000  Union Pacific Corporation, Notes, 7.88%, due February 15, 2002                510,995
   500,000  Union Pacific Railroad Company Equipment Trust, Series Cl.,
               7.01%, due June 1, 2004                                                    496,755
   500,000  Wal-Mart Stores Incorporated, Notes, 5.85%, due June 1, 2000                  499,895
   500,000  Wisconsin Electric Power Company, 6.63%, due November 15, 2006                489,685
   550,000  Xerox Corporation, Notes, 5.25%, due December 15, 2003                        517,495
TOTAL CORPORATE BONDS - 40.92%                                                         28,831,246

U.S. GOVERNMENTAL AGENCIES - 12.69%
     8,483  Government National Mortgage Association, 9.00%, due July 15, 2001              8,625
    19,116  Government National Mortgage Association,
               8.00%, due February 20, 2002                                                19,353
    42,864  Government National Mortgage Association,
               8.50%, due February 20, 2002                                                43,718
    13,226  Government National Mortgage Association,
               8.00%, due January 15, 2004                                                 13,506
    80,227  Government National Mortgage Association, 9.50%, due April 15, 2005            84,866
   112,374  Government National Mortgage Association, 9.75%, due May 15, 2005             118,871
    40,562  Government National Mortgage Association,
               9.00%, due October 20, 2005                                                 42,203
    67,381  Government National Mortgage Association,
               7.50%, due February 15, 2006                                                68,435
    40,837  Government National Mortgage Association, 7.50%, due March 15, 2006            41,643
    61,543  Government National Mortgage Association, 8.00%, due June 20, 2006             62,683
    77,147  Government National Mortgage Association, 8.50%, due July 15, 2006             79,733
    37,266  Government National Mortgage Association,
               8.00%, due August 15, 2006                                                  38,294
   115,602  Government National Mortgage Association,
               8.00%, due August 15, 2006                                                 118,794
   141,271  Government National Mortgage Association,
               7.50%, due August 20, 2006                                                 142,989
    88,723  Government National Mortgage Association,
               7.50%, due September 15, 2006                                               90,475
    51,939  Government National Mortgage Association, 7.50%, due April 15, 2007            52,920
   108,812  Government National Mortgage Association, 7.50%, due March 20, 2009           110,278
   271,161  Government National Mortgage Association, 6.00%, due May 15, 2009             263,951
   212,212  Government National Mortgage Association, 7.00%, due May 15, 2009             213,233
   381,088  Government National Mortgage Association, 6.00%, due April 15, 2011           368,337
   351,698  Government National Mortgage Association,
               7.00%, due August 20, 2011                                                 352,254
   331,168  Government National Mortgage Association,
               6.50%, due October 15, 2011                                                326,207
   280,047  Government National Mortgage Association,
               7.00%, due October 20, 2011                                                280,489
   398,031  Government National Mortgage Association,
               6.50%, due February 15, 2012                                               391,487
   348,354  Government National Mortgage Association, 7.00%, due April 20, 2012           348,723
   435,133  Government National Mortgage Association,
               6.50%, due September 20, 2012                                              426,348
   336,256  Government National Mortgage Association,
               6.50%, due October 20, 2012                                                329,467
   404,382  Government National Mortgage Association,
               6.00%, due February 20, 2013                                               388,955
   435,215  Government National Mortgage Association, 6.00%, due March 20, 2013           418,612
   475,193  Government National Mortgage Association,
               6.00%, due August 15, 2013                                                 458,399
   449,913  Government National Mortgage Association,
               6.00%, due August 20, 2013                                                 432,749
   474,344  Government National Mortgage Association,
               6.00%, due December 20, 2013                                               455,802
   471,417  Government National Mortgage Association,
               6.00%, due January 20, 2014                                                453,432
   480,304  Government National Mortgage Association,
               6.00%, due February 15, 2014                                               463,330
   481,354  Government National Mortgage Association,
               6.00%, due February 20, 2014                                               462,538
   492,517  Government National Mortgage Association, 6.00%, due May 15, 2014             475,112
   494,592  Government National Mortgage Association, 7.00%, due June 15, 2014            496,971
TOTAL U.S. GOVERNMENTAL AGENCIES - 12.69%                                               8,943,782

U.S. GOVERNMENT SECURITIES - 5.07%
 1,000,000  U.S. Treasury Notes, 7.50%, due November 15, 2001                           1,035,780
 1,500,000  U.S. Treasury Notes, 6.38%, due August 15, 2002                             1,525,080
 1,000,000  U.S. Treasury Notes, 6.25%, due February 15, 2003                           1,012,970
TOTAL U.S. GOVERNMENT SECURITIES - 5.07%                                                3,573,830

GOVERNMENT-SPONSORED ENTERPRISES - 39.45%
   500,000  Federal Farm Credit Bank, Medium-Term Note,
               6.70%, due October 11, 2006                                                500,935
   500,000  Federal Home Loan Banks, 6.31%, due March 29, 2001                            501,640
   500,000  Federal Home Loan Banks, 6.18%, due December 19, 2001                         501,170
   500,000  Federal Home Loan Banks, 5.13%, due February 26, 2002                         488,985
   500,000  Federal Home Loan Banks, 5.65%, due March 3, 2003                             489,220
 1,000,000  Federal Home Loan Banks, 5.28%, due December 10, 2003                         955,780
 1,000,000  Federal Home Loan Banks, 6.53%, due June 17, 2009                             980,000
 1,000,000  Federal Home Loan Mortgage Corporation, 6.05%, due March 12, 2003             981,870
 1,000,000  Federal Home Loan Mortgage Corporation, 5.75%, due July 15, 2003              981,870
 1,000,000  Federal Home Loan Mortgage Corporation, 6.75%, due May 30, 2006             1,004,060
 1,000,000  Federal National Mortgage Association, Deb., 6.10%, due February 10, 2000   1,001,090
   500,000  Federal National Mortgage Association, 5.90%, due November 20, 2000           500,000
 1,000,000  Federal National Mortgage Association, Series I, Deb.,
               8.25%, due December 18, 2000                                             1,024,840
 1,250,000  Federal National Mortgage Association, Deb.,
               7.50%, due February 11, 2002                                             1,285,150
 1,000,000  Federal National Mortgage Association, Series SM-E, Deb.,
               7.55%, due April 22, 2002                                                1,031,410
   500,000  Federal National Mortgage Association, Series K, Deb.,
               7.05%, due November 12, 2002                                               509,530
   500,000  Federal National Mortgage Association, Deb.,
               6.80%, due January 10, 2003                                                506,330
   419,476  Federal National Mortgage Association, 6.50%, due November 1, 2004            415,949
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.36%, due August 16, 2000                                                 502,110
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               5.72%, due March 8, 2001                                                   497,580
 1,000,000  Federal National Mortgage Association, Medium-Term Notes,
               6.45%, due April 23, 2001                                                1,005,470
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.63%, due May 21, 2001                                                    504,295
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.41%, due February 6, 2002                                                502,185
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.09%, due September 30, 2002                                              496,330
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               5.50%, due February 2, 2004                                                480,000
 1,000,000  Federal National Mortgage Association, Medium-Term Notes,
               6.36%, due December 27, 2004                                               977,030
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.10%, due January 26, 2005                                                484,530
 1,000,000  Federal National Mortgage Association, Medium-Term Notes,
               6.82%, due August 23, 2005                                               1,013,910
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               5.88%, due February 14, 2006                                               480,705
 1,500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.41%, due March 8, 2006                                                 1,481,490
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.96%, due April 2, 2007                                                   506,015
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.70%, due June 19, 2007                                                   498,435
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.38%, due February 20, 2008                                               476,330
 2,000,000  Federal National Mortgage Association, Medium-Term Notes,
               6.00%, due September 29, 2008                                            1,860,940
 1,000,000  Federal National Mortgage Association, Medium-Term Notes,
               6.01%, due November 13, 2008                                               929,060
 1,000,000  Federal National Mortgage Association, Medium-Term Notes,
               7.15%, due June 11, 2009                                                   970,780
   500,000  Federal National Mortgage Association, Medium-Term Notes,
               6.11%, due December 4, 2008                                                466,485
TOTAL GOVERNMENT-SPONSORED ENTERPRISES - 39.45%                                        27,793,509

REPURCHASE AGREEMENT - 0.65%
   455,000  Northern Trust Co., 5.20%, due October 1, 1999
               (Collateralized by U.S. Treasury Notes,
                5.38%, due July 31, 2000)                                                 455,000

TOTAL INVESTMENTS - 98.78%                                                             69,597,367

Other assets less liabilities - 1.22%                                                     857,654

TOTAL NET ASSETS - 100.00%
(equivalent to $10.88 per share; 10,000,000 shares of $1.00 par value
capital shares authorized; 6,475,501.158 shares outstanding)                          $70,455,021

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
 Investment securities, at market value
   (identified cost $67,877,251)                  $66,483,075
 Interest receivable                                  947,979
 Cash                                                (642,853)
     Total assets                                  66,788,201
LIABILITIES:
 Income payable                                           224
 Accrued management expense                           (25,229)
     Total liabilities                                (25,005)
NET ASSETS                                        $66,813,206

NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)      $67,883,190
 Accumulated undistributed income:
   Net investment income                              448,731
   Net realized gain (loss) on investment
    transactions                                        5,107
 Net unrealized depreciation on investments        (1,523,822)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES       $66,813,206

Capital shares, $1.00 par value
 Authorized                                        10,000,000

 Outstanding                                        6,220,316

NET ASSET VALUE PER SHARE                         $     10.74

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS         SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
 Income:
   Interest                                          $ 2,290,257
 Expenses:
   Management fees                                       299,988
   Government fees                                         4,337
                                                         304,325
     Net investment income                             1,985,932
REALIZED and unrealized gain (LOSS) ON INVESTMENTS:
 Net realized gain (loss) from investment
  transactions                                            (1,341)
 Decrease in net unrealized appreciation
  (depreciation) on investments                       (1,363,681)
     Net realized and unrealized gain (loss)
      on investments                                  (1,365,022)
     Net increase (decrease) in net assets
       resulting from operations                     $   620,910

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statements of Changes in net assets

                                               SIX MONTHS ENDED
                                              DECEMBER 31, 1999      YEAR ENDED
                                                  (UNAUDITED)      JUNE 30, 1999

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                            $ 1,985,932     $   4,238,356
 Net realized gain (loss) from investment
  transactions                                         (1,341)           56,682
 Increase (decrease) in net unrealized
   appreciation on investments                     (1,363,681)       (1,809,607)
   Net increase (decrease) in net assets
     resulting from operations                        620,910         2,485,431
DISTRIBUTIONS TO SHAREHOLDERS FROM:*
 Net investment income                             (1,985,932)       (4,238,356)
DECREASE FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from 504,447 and 1,622,279 shares sold    5,479,522        18,682,363
 Net asset value of 45,601 and 94,852 shares
  issued for reinvestment of distributions            493,859         1,062,771
                                                    5,973,381        19,745,134
 Cost of 928,710 and 2,092,454 shares redeemed    (10,075,128)      (23,416,507)
   Net increase (decrease) in net assets
     from capital share transactions               (4,101,747)       (3,671,373)
     Net increase (decrease) in net assets         (5,466,769)       (5,424,298)
NET ASSETS:
 Beginning of period                               72,279,975        77,704,273
 End of period (including undistributed net
  investment income of $448,731 in 1999)          $66,813,206     $  72,279,975

*Distributions to shareholders:
 Income dividends per share                       $      0.31     $        0.62

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended
December 31, 1999 (excluding commercial paper and repurchase agreements), were as follows:

                     Other than
                  U.S. Government  U.S. Government
                     Securities       Securities

Purchases           $  494,600        $1,513,223
Proceeds from sales  2,507,329         3,645,110

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of UMB Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund, and of the other UMB Scout Funds, are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
   Federal Portfolio
   Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

INVESTMENT ADVISORS AND MANAGER
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc., Kansas City, Missouri

UMB SCOUT FUNDS

P.O. Box 219757
Kansas City, MO 64121-9757

Toll Free 800-996-2862

www.umb.com

"UMB", "Scout" and the "Scout" design are registered service marks of UMB Financial Corporation.